Statement of cash flows, indirect method (Statement) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Profit (loss) before tax	$ 228,654	$ 151,019	$ 178,514
Adjustments to reconcile profit (loss) [abstract]
Interest income from financial instruments classified as operating activities	(26,253)	(28,266)	(49,588)
Adjustments to interest charges related to lease liabilities, classified as operating activities	254	501	578
Adjustments to Other interest rates, classified as operating activities	1,971	3,758	5,623
Adjustments to Financial expenses related to derivative financial instruments, classified as operating activities	6,924	19,462	28,013
Adjustments to Amortization of intangible assets, classified as operating activities	23,857	15,511	10,816
Adjustments to Depreciation and disposal of assets, facilities and equipment and rights of use, classified as operating activities	2,403	1,884	1,409
Share-based payments net of forfeitures	24,136	23,780	11,922
Adjustments for unrealised foreign exchange losses (gains)	18,592	24,787	82,620
Adjustments for fair value losses (gains)	(14,545)	(37,416)	(78,640)
Adjustments for decrease (increase) in other operating receivables	4,715	4,736	0
Adjustments for impairment losses (reversal of impairment losses) recognised in profit or loss, financial assets	2,189	440	318
Other adjustments for non-cash items	6,490	(17,063)	9,041
Cash flows from (used in) operations before changes in working capital	279,387	163,133	200,626
Increase in trade and other accounts receivable, classified as operating activities	(90,153)	(162,645)	(123,246)
Decrease (Increase) in other assets, classified as operating activities	2,250	5,427	45,007
Increase/(Decrease) in trade and other accounts payable, classified as operating activities	256,649	(6,957)	194,619
Increase / (Decrease) in Tax Liabilities, classified as operating activities.	(5,573)	(3,184)	(10,967)
Increase/Decrease in Provisions, classified as operating activities	(67)	138	(1,111)
Cash flows from (used in) operations	442,493	(4,088)	304,928
Income taxes paid (refund), classified as operating activities	(27,036)	(28,696)	(11,475)
Cash flows from (used in) operating activities	415,457	(32,784)	293,453
Cash flows from (used in) investing activities [abstract]
Purchase of property, plant and equipment, classified as investing activities	(2,282)	(1,705)	(965)
Purchase of intangible assets, classified as investing activities	(34,503)	(20,942)	(17,260)
Acquisitions of financial assets at fair value through profit or loss, classified as investing activities	(283,536)	(121,468)	(117,517)
Collection of financial assets at fair value through profit or loss	311,881	108,097	1,487
Interest received	26,253	28,266	49,588
Payments for investments in other assets at fair value per share, classified as investing activities	(12,501)	(10,000)	0
Cash flows from (used in) investing activities	5,312	(17,752)	(84,667)
Cash flows from (used in) financing activities [abstract]
Repurchase of shares, classified as a financing activity	0	(101,067)	(97,929)
Dividends paid, classified as financing activities	(149,982)	0	0
Share-options exercise paid, classified as financing activities	4,371	1,853	153
Proceeds from issuing shares	51,796	50,428	0
Interest paid, classified as financing activities	(15,864)	(2,281)	0
Interest payments on lease liabilities, classified as financing activities	(254)	(501)	(578)
Payments of lease liabilities, classified as financing activities	(601)	(552)	(1,103)
Financial expenses paid related to derivative financial instruments, classified as financing activities	(8,849)	(15,017)	(28,443)
Other financial expenses paid, classified as financing activities	(1,690)	(1,450)	(5,971)
Cash flows from (used in) financing activities	(121,073)	(68,587)	(133,871)
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes	299,695	(119,123)	74,915
SupplementalCashFlowInformationAbstract [Abstract]
Cash and cash equivalents at beginning of period	425,172	536,160	468,092
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	(4,970)	8,135	(6,847)
Cash and cash equivalents at end of period	$ 719,897	$ 425,172	$ 536,160